SCHEDULE OF LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Lease liabilities gross	$ 93,777	$ 583,445
Less: Amount due for settlement with 12 months shown under current liabilities	(40,057)	(121,335)
Amount due for settlement after 12 months shown under non-current liabilities	53,720	462,110
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities gross	40,057	121,335
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities gross	29,535	127,261
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease liabilities gross	$ 24,185	$ 334,849